[PIONEER LOGO]

                                                PIONEER
                                                VARIABLE
                                                CONTRACTS
                                                TRUST


Equity-Income Portfolio -- Class II Shares


                                                         ANNUAL REPORT

                                                     December 31, 1999

                                               PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents



Portfolio and Performance Update               1
Portfolio Management Discussion                2
Schedule of Investments                        3
Financial Statements                           6
Notes to Financial Statements                 10
Report of Independent Public Accountants      12

 Equity-Income Portfolio                        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO AND PERFORMANCE UPDATE 12/31/99
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[PIE CHART]

U.S. Common Stocks                  97%
U.S. Convertible Securities          2%
Short-Term Cash Equivalents          1%

[END PIE CHART]


Sector Distribution
(As a percentage of equity holdings)

[PIE CHART]

Financial                     19%
Communication Services        15%
Utilities                     13%
Consumer Staples              10%
Healthcare                     9%
Consumer Cyclicals             8%
Energy                         8%
Basic Materials                6%
Technology                     5%
Other                          7%

[END PIE CHART]

--------------------------------------------------------------------------------
Five Largest Holdings
(As a percentage of equity holdings)

  1. SBC Communications, Inc.    5.50%
  2. Schering-Plough Corp.       3.42
  3. Hewlett-Packard Co.         2.90
  4. Exxon Mobil Corp.           2.82
  5. GTE Corp.                   2.80

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            12/31/99   9/14/99
Net Asset Value per Share   $20.82     $21.29

Distributions per Share  Income      Short-Term      Long-Term
(9/14/99 - 12/31/99)     Dividends   Capital Gains   Capital Gains
                         $0.120      --              --

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Equity-Income Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

Growth of $10,000

[LINE CHART PLOT POINTS]

          Equity Income  S&P 500
          Portfolio*     Index

9/14/99   10000          10000
9/30/99    9638           9599
10/99     10127          10200
11/99      9901          10394
12/99      9835          10995

[END LINE CHART PLOT POINTS]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Cumulative
Total Return

-----------------------------
Net Asset Value*
-----------------------------

Period
Life-of-Portfolio    -1.65%
(9/14/99)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.


1 Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

 Equity-Income Portfolio                        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 12/31/99
--------------------------------------------------------------------------------

Following is an interview with John Carey, portfolio manager of Equity-Income Portfolio, where he provides an update on the economic environment and investment strategies that shaped the Portfolio's performance over the period.

Q: Over the past year market conditions have changed quite a bit. What has taken place, and how has the Portfolio performed in this environment?

A: The last year saw an intensification of investor interest in large growth stocks, especially in the technology industry. Above all, the internet and stocks related to it fascinated investors, and some internet share prices recorded astronomical gains. At the same time, many other stocks had a difficult time attracting investors, and unfortunately that included many of the conservative, dividend-paying stocks in the Portfolio.

   In fact, it was a frustrating period for our style of investing -- with the Portfolio returning -1.65% at net asset value. The Portfolio's return trailed the 6.88% average return (for the period from September 30, 1999 to December 31, 1999) for annuity portfolios in the Lipper, Inc. equity-income universe. (Lipper is an independent firm that reports annuity portfolio performance.)

Q: The Portfolio's largest concentration is in the financial sector. How have rising interest rates affected these companies?

A: Higher rates generally create difficulties for the financial sector, cyclical companies and utilities. The Portfolio invests in all three groups because stocks of these companies traditionally provide above-average dividend yields. To moderate risk to the Portfolio from a rise in interest rates, we have made an effort to identify companies with the potential to increase their dividend payments.

   We also devote much attention to the analysis of companies' balance sheets and aim to avoid those that might become overburdened by the higher cost of borrowing. Of course, the stock market may not make such fine distinctions between companies when rates first rise. Ultimately, we believe, stronger companies will be sorted out from weaker ones and temporary price weaknesses will often appear to have been opportunities to buy good-quality stocks at reasonable prices.

Q: What market sectors do you find particularly attractive now?

A: Transportation, consumer staples, and basic materials. All have been out of favor with Wall Street, yet we think all include companies with major opportunities for improved earnings over the next few years. Important holdings for us in these sectors include Burlington Northern, in transportation; Campbell Soup and H. J. Heinz, in consumer staples; and E.I. du Pont de Nemours and Phelps Dodge, in basic materials. All provide goods and services with constant demand and have the potential for better future results than what is reflected in their share prices.

Q: What is your view of the current market environment, and what is your outlook for the future?

A: It has been another strong year, with corporate growth rates well ahead of last year's estimates. Results in the stock market have been more varied, with tremendous gains in some areas and lackluster results elsewhere. The narrow focus of the market on the companies with the fastest earnings growth has been cited as a cause to worry that the long bull market is cresting. With so many fine companies having trouble securing investor interest, commentators point to the possibility of a sell-off if and when the market leaders tumble. We do not believe that the market can be predicted with any kind of consistency. However, we do think it is reasonable to expect another turbulent year with many crosscurrents. But, as always, we shall devote our major effort to finding and maintaining investments that we believe will help you pursue your long-term investment goals.

 Equity-Income Portfolio                        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/99
--------------------------------------------------------------------------------

Principal
Amount                                                       Value
             INVESTMENT IN SECURITIES - 98.4%
             CONVERTIBLE CORPORATE BOND - 0.1%
 $ 200,000   Commscope, Inc. 4.0%, 12/15/06 (144A)    $    214,212
                                                      ------------
             Total Convertible Corporate Bond
             (Cost $200,000)                          $    214,212
                                                      ------------

Shares
         CONVERTIBLE PREFERRED STOCKS - 1.6%
    570  Sprint Corp., 8.25%, 3/31/00                  $     42,322
 27,000  Cox Communication, Inc., 7.0%, 8/16/02           1,836,000
 15,300  Union Pacific Capital, Inc., 6.25%, 4/1/28         629,243
 27,000  Union Pacific Capital, Inc., 6.25%, 4/1/28
          (144A)                                          1,110,429
                                                       ------------
         Total Convertible Preferred Stocks
         (Cost $3,280,519)                             $  3,617,994
                                                       ------------
         COMMON STOCKS - 96.7%
         Basic Materials - 6.1%
         Aluminum - 1.9%
 50,800  Alcoa, Inc.                                   $  4,216,400
                                                       ------------
         Chemicals - 1.3%
 45,441  E.I. du Pont de Nemours & Co.                 $  2,993,426
                                                       ------------
         Iron & Steel - 0.7%
 31,500  AK Steel Holding Corp.                        $    594,562
 15,450  Roanoke Electric Steel Corp.                       251,063
 50,000  Worthington Industries, Inc.                       828,125
                                                       ------------
                                                       $  1,673,750
                                                       ------------
         Metals Mining - 1.5%
 50,400  Phelps Dodge Corp.                            $  3,383,100
                                                       ------------
         Paper & Forest Products - 0.7%
 50,000  Consolidated Papers, Inc.                     $  1,590,625
                                                       ------------
         Total Basic Materials                         $ 13,857,301
                                                       ------------
         Capital Goods - 4.7%
         Aerospace/Defense - 1.1%
 40,000  General Dynamics Corp.                        $  2,110,000
 22,900  Lockheed Martin Corp.                              500,938
                                                       ------------
                                                       $  2,610,938
                                                       ------------
         Machinery (Diversified) - 0.6%
  7,000  The Gorman-Rupp Co.                           $    122,500
 57,300  The Timken Co.                                   1,171,069
                                                       ------------
                                                       $  1,293,569
                                                       ------------
         Manufacturing (Diversified) - 1.4%
 24,000  Johnson Controls, Inc.                        $  1,365,000
 17,500  Minnesota Mining and Manufacturing Co.           1,712,813
                                                       ------------
                                                       $  3,077,813
                                                       ------------
         Manufacturing (Specialized) - 0.3%
 31,000  Diebold, Inc.                                 $    728,500
                                                       ------------
         Trucks & Parts - 1.3%
 68,500  PACCAR, Inc.                                  $  3,035,406
                                                       ------------
         Total Capital Goods                           $ 10,746,226
                                                       ------------

    Shares                                                    Value
           Communication Services - 15.2%
           Telecommunications (Long Distance) - 0.3%
  10,000   Sprint Corp.                                $    673,125
                                                       ------------
           Telephone - 14.9%
  31,944   Alltel Corp                                 $  2,641,369
  33,400   Bell Atlantic Corp.                            2,056,187
  92,400   BellSouth Corp.                                4,325,475
  88,500   GTE Corp.                                      6,244,781
 251,331   SBC Communications, Inc.                      12,252,386
  84,800   US West Communications Group, Inc.             6,105,600
                                                       ------------
                                                       $ 33,625,798
                                                       ------------
           Total Communication Services                $ 34,298,923
                                                       ------------
           Consumer Cyclicals - 8.3%
           Auto Parts and Equipment - 1.7%
 173,871   Delphi Automotive Systems Corp.             $  2,738,468
  35,000   The Goodyear Tire & Rubber Co.                   986,563
                                                       ------------
                                                       $  3,725,031
                                                       ------------
           Automobiles - 3.6%
 102,800   Ford Motor Co.                              $  5,493,375
  37,000   General Motors Corp.                           2,689,437
                                                       ------------
                                                       $  8,182,812
                                                       ------------
           Publishing - 0.9%
  33,700   McGraw-Hill Co., Inc.                       $  2,076,762
                                                       ------------
           Publishing (Newspapers) - 0.1%
   5,000   Tribune Co.                                 $    275,313
                                                       ------------
           Retail (Department Stores) - 1.4%
  97,825   May Department Stores Co.                   $  3,154,856
                                                       ------------
           Services (Advertising/Marketing) - 0.6%
  25,200   The Interpublic Group of Companies, Inc.    $  1,453,725
                                                       ------------
           Total Consumer Cyclicals                    $ 18,868,499
                                                       ------------
           Consumer Staples - 8.9%
           Beverages (Non-Alcoholic) - 0.4%
  26,800   PepsiCo, Inc.                               $    944,700
                                                       ------------
           Entertainment - 1.0%
 114,200   Cedar Fair, L.P.                            $  2,212,625
                                                       ------------
           Foods - 5.5%
  96,200   Bestfoods                                   $  5,056,512
  45,000   Campbell Soup Co.                              1,740,938
  74,000   General Mills, Inc.                            2,645,500
  58,000   H.J. Heinz Co.                                 2,309,125
  30,000   Sara Lee Corp.                                   661,875
                                                       ------------
                                                       $ 12,413,950
                                                       ------------
           Household Products (Non-Durables) - 1.7%
  38,000   Colgate-Palmolive Co.                       $  2,470,000
  12,000   Procter & Gamble Co.                           1,314,750
                                                       ------------
                                                       $  3,784,750
                                                       ------------
           Personal Care - 0.2%
  10,000   The Gillette Co.                            $    411,875
                                                       ------------
           Retail Stores (Food Chains) - 0.1%
  15,000   Winn-Dixie Stores                           $    359,063
                                                       ------------
           Total Consumer Staples                      $ 20,126,963
                                                       ------------


The accompanying notes are an integral part of these financial statements.     3

 Equity-Income Portfolio                        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/99                                    (continued)

    Shares                                                Value
           Energy - 7.5%
           Oil (Domestic Integrated) - 2.5%
  54,000   Atlantic Richfield Co.                  $  4,671,000
  32,919   Conoco, Inc. (Class B)                       818,860
                                                   ------------
                                                   $  5,489,860
                                                   ------------
           Oil (International Integrated) - 5.0%
  59,000   Chevron Corp.                           $  5,110,875
  77,983   Exxon Mobil Corp.                          6,282,506
                                                   ------------
                                                   $ 11,393,381
                                                   ------------
           Total Energy                            $ 16,883,241
                                                   ------------
           Financial - 18.8%
           Banks (Major Regional) - 5.3%
  56,800   The Bank of New York Co., Inc.          $  2,272,000
  13,000   Comerica, Inc.                               606,937
  29,610   Fleet Boston Financial Corp.               1,030,798
  84,400   Mellon Bank Corp.                          2,874,875
  84,500   National City Corp.                        2,001,594
  87,977   Old Kent Financial Corp.                   3,112,186
                                                   ------------
                                                   $ 11,898,390
                                                   ------------
           Banks (Money Center) - 0.3%
   8,000   The Chase Manhattan Corp.               $    621,500
                                                   ------------
           Banks (Regional) - 4.0%
 180,600   First Security Corp.                    $  4,610,944
  58,700   First Tennessee National Corp.             1,672,950
  11,000   North Fork Bancorporation, Inc.              192,500
  71,200   SouthTrust Corp.                           2,692,250
                                                   ------------
                                                   $  9,168,644
                                                   ------------
           Insurance (Life/Health) - 2.2%
   8,300   American National Insurance Co.         $    529,125
  40,500   Hartford Life, Inc.                        1,782,000
  65,200   ReliaStar Financial Corp.                  2,555,025
                                                   ------------
                                                   $  4,866,150
                                                   ------------
           Insurance (Property/Casualty) - 2.3%
  39,000   Chubb Corp.                             $  2,196,187
  35,500   HSB Group, Inc.                            1,200,344
  53,400   St. Paul Companies, Inc.                   1,798,913
                                                   ------------
                                                   $  5,195,444
                                                   ------------
           Investment Banking/Brokerage - 1.3%
  40,500   AG Edwards, Inc.                        $  1,298,531
  42,300   Paine Webber Group, Inc.                   1,641,769
                                                   ------------
                                                   $  2,940,300
                                                   ------------
           Investment Management - 2.5%
  81,200   Alliance Capital Management L.P.        $  2,430,925
  13,000   Eaton Vance Corp.                            494,000
  75,000   T. Rowe Price Associates, Inc.             2,770,312
                                                   ------------
                                                   $  5,695,237
                                                   ------------

    Shares                                                Value
           Savings & Loans Companies - 0.9%
  22,876   Astoria Financial Corp.                 $    696,288
   4,900   Queens County Bancorp, Inc.                  132,913
  50,400   Washington Mutual, Inc.                    1,310,400
                                                   ------------
                                                   $  2,139,601
                                                   ------------
           Total Financial                         $ 42,525,266
                                                   ------------
           Healthcare - 8.4%
           Healthcare (Diversified) - 3.5%
  77,300   Abbott Laboratories                     $  2,806,956
  45,800   Bristol-Myers Squibb Co.                   2,939,787
  23,500   Johnson & Johnson                          2,188,438
                                                   ------------
                                                   $  7,935,181
                                                   ------------
           Healthcare (Drugs/Major Pharmaceuticals) - 4.4%
  34,900   Merck & Co., Inc.                       $  2,340,481
 180,400   Schering-Plough Corp.                      7,610,625
                                                   ------------
                                                   $  9,951,106
                                                   ------------
           Healthcare (Medical Products/Supplies) - 0.5%
  42,000   Becton, Dickinson & Co.                 $  1,123,500
                                                   ------------
           Total Healthcare                        $ 19,009,787
                                                   ------------
           Technology - 5.3%
           Communications Equipment - 0.5%
  38,000   Harris Corp.                            $  1,014,125
  38,000   Lanier Worldwide, Inc.                       147,250
                                                   ------------
                                                   $  1,161,375
                                                   ------------
           Computers (Hardware) - 3.2%
  56,600   Hewlett-Packard Co.                     $  6,448,863
   7,000   IBM Corp.                                    756,000
                                                   ------------
                                                   $  7,204,863
                                                   ------------
           Equipment (Semiconductors) - 0.1%
   4,600   Helix Technology Corp.                  $    206,138
                                                   ------------
           Photography/Imaging - 1.5%
  51,300   Eastman Kodak Co.                       $  3,398,625
                                                   ------------
           Total Technology                        $ 11,971,001
                                                   ------------
           Transportation - 0.9%
           Railroads - 0.9%
  28,000   Burlington Northern, Inc.               $    679,000
  66,200   Norfolk Southern Corp.                     1,357,100
                                                   ------------
           Total Transportation                    $  2,036,100
                                                   ------------
           Utilities - 12.6%
           Electric Companies - 7.4%
  73,000   Allegheny Energy, Inc.                  $  1,966,438
  53,000   American Electric Power Co., Inc.          1,702,625
 136,000   Constellation Energy Group                 3,944,000
  80,300   DPL, Inc.                                  1,390,194
  40,000   DQE, Inc.                                  1,385,000
  50,000   Duke Energy Corp.                          2,506,250
  12,500   FPL Group, Inc.                              535,156
  62,000   Kansas City Power & Light Co.              1,367,875
  50,000   NSTAR                                      2,025,000
                                                   ------------
                                                   $ 16,822,538
                                                   ------------

4     The accompanying notes are an integral part of these financial statements.

 Equity-Income Portfolio                        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Shares                                                     Value
              Natural Gas - 4.8%
    14,000    Buckeye Partners, L.P.                        $    364,000
    36,750    Consolidated Natural Gas Co.                     2,386,453
    33,200    Indiana Energy, Inc.                               589,300
    99,600    KeySpan Energy Corp.                             2,309,475
    18,475    Kinder Morgan Energy Partners, L.P.                765,558
    15,000    Lakehead Pipe Line Partners, L.P.                  522,187
    49,200    NICOR, Inc.                                      1,599,000
    26,600    Public Service Co. of North Carolina, Inc.         859,513
    94,600    Questar Corp.                                    1,419,000
                                                            ------------
                                                            $ 10,814,486
                                                            ------------
              Power Producers (Independent) - 0.1%
    25,000    Consol Energy Inc.                            $    253,125
                                                            ------------
              Water Utilities - 0.3%
    32,000    American Water Works Co., Inc.                $    680,000
                                                            ------------
              Total Utilities                               $ 28,570,149
                                                            ------------
              Total Common Stocks
              (Cost $189,387,032)                           $218,893,456
                                                            ------------
              TOTAL INVESTMENT IN SECURITIES
              (Cost $192,867,551)                           $222,725,662
                                                            ------------
Principal
   Amount
              TEMPORARY CASH INVESTMENT - 1.6%
              Repurchase Agreement - 1.6%
$3,700,000    Credit Suisse First Boston Group, Inc.,
              3.0%, dated 12/31/99, repurchase              $  3,700,000
              price of $3,700,000 plus accrued interest     ------------
              on 1/3/00, collateralized by $3,881,000
              U.S. Treasury Bills, 5.737%, 6/29/00
              TOTAL TEMPORARY CASH INVESTMENT               $  3,700,000
                                                            ------------
              TOTAL INVESTMENT IN SECURITIES AND
              TEMPORARY CASH
              INVESTMENT - 100%
              (Cost $196,567,551)                           $226,425,662
                                                            ============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration At December 31, 1999, the value of these securities amounted to $1,324,641 or 0.6% of total net assets.


The accompanying notes are an integral part of these financial statements.     5

Equity-Income Portfolio                         PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  12/31/99
--------------------------------------------------------------------------------

 CLASS II(a)

                                                          9/14/99
                                                             to
                                                          12/31/99
Net asset value, beginning of period                     $21.29
                                                         ------
Increase (decrease) from investment operations:
 Net investment income                                   $ 0.08
 Net realized and unrealized loss on investments          (0.43)
                                                         ------
 Net decrease from investment operations                 $(0.35)
Distributions to shareholders:
 Net investment income                                    (0.12)
                                                         ------
  Net decrease in net asset value                        $(0.47)
                                                         ------
Net asset value, end of period                           $20.82
                                                         ======
Total return*                                             (1.65)%
Ratio of net expenses to average net assets                0.96%**
Ratio of net investment income to average net assets       1.90%**
Portfolio turnover rate                                      23%
Net assets, end of period (in thousands)                   $178

(a) Class II shares were first publicly offered on September 14, 1999.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized.


6     The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 BALANCE SHEET 12/31/99
--------------------------------------------------------------------------------

                                                                Equity-Income
                                                                  Portfolio
ASSETS:
 Investment in securities, at value (cost $192,867,551)         $ 222,725,662
 Temporary cash investments (at amortized cost)                     3,700,000
 Cash                                                                  22,209
 Receivables -
  Investment securities sold                                          143,618
  Fund shares sold                                                     10,847
  Dividends and interest                                              510,284
 Other                                                                  3,180
                                                                -------------
   Total assets                                                 $ 227,115,800
                                                                -------------
LIABILITIES:
 Payables -
  Investment securities purchased                               $     252,500
  Fund shares repurchased                                             151,681
 Due to affiliates                                                    129,305
 Accrued expenses                                                      25,323
                                                                -------------
   Total liabilities                                            $     558,809
                                                                -------------
NET ASSETS:
 Paid-in capital                                                $ 181,021,194
 Accumulated undistributed net investment income                      489,191
 Accumulated undistributed net realized gain on investments        15,188,495
 Net unrealized gain on investments                                29,858,111
                                                                -------------
   Total net assets                                             $ 226,556,991
                                                                -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (Unlimited number of shares authorized)
  Net assets                                                    $ 226,379,052
  Shares outstanding                                               10,927,670
  Net asset value per share                                     $       20.72
                                                                -------------
 Class II:
 (Unlimited number of shares authorized)
  Net assets                                                    $     177,939
  Shares outstanding                                                    8,547
  Net asset value per share                                     $       20.82
                                                                =============


The accompanying notes are an integral part of these financial statements.     7

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Equity
                                                                 Income
                                                               Portfolio

                                                               Year Ended
                                                                12/31/99
INVESTMENT INCOME:
 Dividends                                                   $   5,897,262
 Interest                                                          189,666
                                                             -------------
   Total investment income                                   $   6,086,928
                                                             -------------
EXPENSES:
 Management fees                                             $   1,459,899
 Transfer agent fees                                                   906
 Distribution fees (Class II)                                          101
 Administrative fees                                                45,919
 Custodian fees                                                     43,555
 Professional fees                                                  18,199
 Printing                                                            8,034
 Fees and expenses of nonaffiliated trustees                           539
 Miscellaneous                                                      15,714
                                                             -------------
   Total expenses                                            $   1,592,866
   Less fees paid indirectly                                        (1,025)
                                                             -------------
   Net expenses                                              $   1,591,841
                                                             -------------
    Net investment income                                    $   4,495,087
                                                             -------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain from investments                          $  15,265,131
 Change in net unrealized gain from investments              $ (17,458,854)
                                                             -------------
  Net loss on investments                                    $  (2,193,723)
                                                             -------------
  Net increase in net assets resulting from operations       $   2,301,364
                                                             =============


8     The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Equity-Income
                                                                             Portfolio

                                                                       Year             Year
                                                                       Ended            Ended
                                                                     12/31/99         12/31/98
FROM OPERATIONS:
Net investment income                                             $   4,495,087    $   3,336,915
Net realized gain on investments                                     15,265,131        6,127,770
Change in net unrealized gain on investments                        (17,458,854)      22,790,102
                                                                  -------------    -------------
  Net increase in net assets resulting from operations            $   2,301,364    $  32,254,787
                                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class I                                                          $  (4,351,482)   $  (3,318,604)
 Class II                                                                (1,074)               -
Net realized gain
 Class I                                                             (6,090,521)      (1,835,100)
                                                                  -------------    -------------
  Total distributions to shareholders                             $ (10,443,077)   $  (5,153,704)
                                                                  -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $  34,058,957    $  59,078,823
Reinvestment of distributions                                        10,443,077        5,153,704
Cost of shares repurchased                                          (13,779,546)     (11,570,695)
                                                                  -------------    -------------
  Net increase in net assets resulting from
   fund share transactions                                        $  30,722,488    $  52,661,832
                                                                  -------------    -------------
  Net increase in net assets                                      $  22,580,775    $  79,762,915
                                                                  -------------    -------------
NET ASSETS:
Beginning of year                                                   203,976,216      124,213,301
                                                                  -------------    -------------
End of year                                                       $ 226,556,991    $ 203,976,216
                                                                  =============    =============
Accumulated undistributed net investment income, end of period    $     489,191    $     398,525
                                                                  =============    =============
CAPITAL SHARE ACTIVITY:
Class I:
Shares sold by subscription                                           1,570,521        3,004,720
Shares issued for distributions reinvested                              490,175          257,547
Shares redeemed                                                        (645,785)        (595,292)
                                                                  -------------    -------------
Net increase in fund shares                                           1,414,911        2,666,975
                                                                  =============    =============
Class II:
Shares sold by subscription                                              10,044
Shares issued for distributions reinvested                                   52
Shares redeemed                                                          (1,549)
                                                                  -------------
Net increase in fund shares                                               8,547
                                                                  =============


The accompanying notes are an integral part of these financial statements.     9

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 12/31/99
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of thirteen separate portfolios (collectively, the Portfolios): Emerging Markets Portfolio, Europe Portfolio, International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Strategic Income Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio, and Money Market Portfolio. Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Equity-Income Portfolio (the Portfolio) is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded on trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 1999, the Portfolio had no outstanding futures contracts.

C. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 1999, the Portfolio reclassified $51,865 from accumulated undistributed net investment income to accumulated undistributed net realized gain on investments. The reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.


10    The accompanying notes are an integral part of these financial statements.

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In order to comply with federal income tax regulations, the Portfolio has designated $15,265,131 as a capital gain dividend for the purposes of the dividend paid deduction.

D. Fund Shares

   The Portfolio records sales and repurchases of its fund shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and an indirect subsidiary of The Pioneer Group, Inc. (PGI). Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

   PIM manages the Portfolio, and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

   In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 1999, $129,119 was payable to PIM related to management fees, administrative fees, and certain other services.

3. Transfer Agent

   PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. At December 31, 1999, $186 in transfer agent fees payable was included in due to affiliates for the Portfolio.

4. Distribution Plan

   The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays to PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares.

5. Expense Offsets

   The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the year ended December 31, 1999, the Portfolio's expenses were reduced by $1,025 under such arrangements.

6. Aggregate Unrealized Appreciation and Depreciation

   At December 31, 1999, the Portfolios' aggregate unrealized appreciation and depreciation based on cost of $196,567,551 for federal income tax purposes were $41,751,239 and $11,893,128, respectively, resulting in net appreciation of $29,858,111.

7. Portfolio Transactions

   The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 1999 were $74,268,972 and $51,497,207, respectively.


The accompanying notes are an integral part of these financial statements.    11

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Variable Contracts
Trust:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Equity-Income Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 1999, and the related statement of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Equity-Income Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.





                                                      ARTHUR ANDERSEN LLP



Boston, Massachusetts
February 4, 2000

[PIONEER LOGO]


Pioneer Variable Contracts Trust

Officers

John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Stephen G. Kasnet, Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary


Trustees

John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West


Investment Adviser

Pioneer Investment Management, Inc.


Custodian

Brown Brothers Harriman & Co.


Legal Counsel

Hale and Dorr LLP


Independent Public Accountants

Arthur Andersen LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.



                                                                    8092-00-0200